Derivative financial instruments - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets	$ 214	$ 181
Derivative liabilities	151	220
Current in "Other current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	120	143
Current in "Other current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	11	3
Current in "Other current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	109	140
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	85	117
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	17	8
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	11	3
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	7	15
Non-current in "Other non-current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	104	63
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	86	38
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	18	25
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	14	14
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	1
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	72	35
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	14	3
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	3	10
Current in "Other current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	143	192
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	3
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	141	189
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2		$ 1
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	127	160
Current in "Other current liabilities" | Commodity contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities			2
Current in "Other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	21
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	12	8
Non-current in "Other non-current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	23	37
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	6	5
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	17	32
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	6	4
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	14	30
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities		1
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities		1
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 3	$ 1	$ 1